Leases-Summary of Supplemental consolidated balance sheet information related to leases (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Finance Lease [Abstract]
Current portion of long-term debt	¥ 9,240
Long-term debt	29,843
Total	¥ 39,083
Weighted average remaining lease term
Operating leases	9 years 10 months 28 days
Finance leases	8 years 7 months 9 days
Weighted average discount rate
Operating leases	3.147%
Finance leases	2.338%